UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2014

VP Inflation Protection - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
		Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.4%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		18,748,273	22,100,989
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		16,555,092	18,874,096
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		11,580,741	13,760,271
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		12,847,139	14,246,270
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		3,175,965	4,322,164
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		17,513,713	21,284,625
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29		1,686,137	2,382,327
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		5,405,780	7,477,923
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		10,730,509	12,867,812
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		12,076,504	14,527,189
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		12,925,632	11,285,693
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		8,506,649	7,136,279
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15		9,992,320	10,483,353
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16		3,679,433	3,906,955
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)		16,147,258	16,595,716
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16		2,943,189	3,212,906
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17		651,881	714,421
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		7,015,474	7,219,085
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17		11,286,300	12,646,830
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18		882,082	958,265
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18		51,599,825	52,829,345
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		2,140,868	2,393,087
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19		478,747	533,391
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20		5,122,979	5,542,023
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20		3,103,003	3,346,880
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		3,969,316	4,216,469
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		25,733,739	26,520,831
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		14,125,878	13,851,087
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		21,920,445	21,486,310
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		16,247,842	15,732,477
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		11,056,650	10,943,065
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		27,468,774	27,580,352
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44		5,419,872	5,541,396
TOTAL U.S. TREASURY SECURITIES (Cost $383,837,905)			396,519,882
SOVEREIGN GOVERNMENTS AND AGENCIES — 16.5%
AUSTRALIA — 0.4%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,595,801
CANADA — 0.7%
Canadian Government Inflation Linked Bond, 4.25%, 12/1/21	CAD	1,740,525	2,073,437
Canadian Government Inflation Linked Bond, 4.25%, 12/1/26	CAD	2,276,095	3,014,390
			5,087,827

FRANCE — 5.2%
France Government Inflation Linked Bond OAT, 1.30%, 7/25/19	EUR	3,320,365	4,977,296
France Government Inflation Linked Bond OAT, 2.25%, 7/25/20	EUR	8,207,243	13,035,273
France Government Inflation Linked Bond OAT, 1.10%, 7/25/22	EUR	10,800,749	16,025,529
France Government Inflation Linked Bond OAT, 1.85%, 7/25/27	EUR	2,657,776	4,211,438
			38,249,536
GERMANY — 1.7%
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	5,178,748	8,046,288
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	2,998,272	4,156,806
			12,203,094
JAPAN — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	140,958,900	1,537,898
MEXICO — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	477,500
UNITED KINGDOM — 8.2%
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	GBP	2,466,000	14,960,115
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	GBP	6,018,515	12,172,918
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	5,812,000	31,974,691
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	293,372	543,875
			59,651,599
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $116,196,276)			119,803,255
CORPORATE BONDS — 15.6%
AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19		$312,000	341,095
Lockheed Martin Corp., 2.125%, 9/15/16		562,000	577,523
Lockheed Martin Corp., 4.25%, 11/15/19		740,000	799,389
United Technologies Corp., 4.50%, 6/1/42		268,000	273,991
			1,991,998
AUTOMOBILES — 0.5%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		499,000	497,461
Ford Motor Credit Co. LLC, 2.375%, 1/16/18		1,249,000	1,260,967
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22		1,686,000	1,705,874
			3,464,302
BANKS — 0.6%
BB&T Corp., MTN, 2.05%, 6/19/18		300,000	300,471
Capital One Financial Corp., 3.15%, 7/15/16		562,000	588,148
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		499,000	517,713
Fifth Third Bancorp, 4.30%, 1/16/24		165,000	167,634
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		468,000	548,141
Standard Chartered plc, 5.20%, 1/26/24(2)		160,000	164,603
U.S. Bancorp, MTN, 2.95%, 7/15/22		499,000	480,876
Wells Fargo & Co., 5.625%, 12/11/17		1,249,000	1,426,113
Wells Fargo & Co., 4.125%, 8/15/23		400,000	405,497
			4,599,196
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		893,000	1,107,635
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		749,000	861,210

Diageo Capital plc, 2.625%, 4/29/23	500,000	467,069
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	712,000	738,403
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	630,000	645,050
		3,819,367
BIOTECHNOLOGY — 0.2%
Amgen, Inc., 5.85%, 6/1/17	637,000	721,409
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	905,811
		1,627,220
CAPITAL MARKETS — 0.2%
Ameriprise Financial, Inc., 4.00%, 10/15/23	300,000	310,156
Bank of New York Mellon Corp. (The), MTN, 2.50%, 1/15/16	1,249,000	1,289,645
		1,599,801
CHEMICALS — 0.4%
Dow Chemical Co. (The), 2.50%, 2/15/16	737,000	759,801
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	178,771
Eastman Chemical Co., 3.60%, 8/15/22	999,000	993,431
Ecolab, Inc., 4.35%, 12/8/21	624,000	672,606
LYB International Finance BV, 4.875%, 3/15/44	400,000	400,845
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	250,884
		3,256,338
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	468,000	496,740
COMMUNICATIONS EQUIPMENT — 0.2%
Apple, Inc., 1.00%, 5/3/18	250,000	242,642
Apple, Inc., 2.40%, 5/3/23	250,000	232,320
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	175,000	170,579
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	620,594
		1,266,135
CONSUMER FINANCE — 0.5%
American Express Co., 1.55%, 5/22/18	1,050,000	1,032,149
American Express Credit Corp., 1.30%, 7/29/16	370,000	373,127
Caterpillar Financial Services Corp., MTN, 1.125%, 12/15/14	812,000	816,674
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	260,277
Discover Bank, 2.00%, 2/21/18	400,000	398,661
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	472,775
PNC Bank N.A., 6.00%, 12/7/17	499,000	573,274
		3,926,937
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	265,739
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Bank of America Corp., 5.75%, 12/1/17	1,705,000	1,932,265
Bank of America Corp., MTN, 3.30%, 1/11/23	1,030,000	995,017
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	350,459
Citigroup, Inc., 5.50%, 2/15/17	1,000,000	1,104,721
Citigroup, Inc., 1.75%, 5/1/18	499,000	490,861
Citigroup, Inc., 4.05%, 7/30/22	400,000	402,300
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,186,000	1,276,080

General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,123,000	1,320,298
General Electric Capital Corp., MTN, 4.65%, 10/17/21	400,000	440,048
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	500,000	503,898
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	250,000	255,273
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	708,778
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	1,312,000	1,293,207
HSBC Holdings plc, 5.10%, 4/5/21	624,000	698,811
JPMorgan Chase & Co., 4.625%, 5/10/21	780,000	851,776
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,348,914
Morgan Stanley, 5.00%, 11/24/25	1,580,000	1,629,538
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	570,209
		16,172,453
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc., 5.10%, 9/15/14	481,000	491,133
AT&T, Inc., 2.625%, 12/1/22	468,000	436,033
AT&T, Inc., 6.55%, 2/15/39	533,000	630,965
British Telecommunications plc, 5.95%, 1/15/18	624,000	712,738
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	918,000	1,091,496
Orange SA, 2.75%, 2/6/19	300,000	304,218
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	822,402
Verizon Communications, Inc., 4.15%, 3/15/24	350,000	356,356
		4,845,341
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 4.70%, 3/15/21	468,000	503,642
Transocean, Inc., 5.05%, 12/15/16	312,000	339,607
Transocean, Inc., 3.80%, 10/15/22	250,000	239,462
		1,082,711
FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 2.75%, 12/1/22	1,249,000	1,180,612
Wal-Mart Stores, Inc., 2.875%, 4/1/15	425,000	435,768
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,117,169
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	966,751
Walgreen Co., 3.10%, 9/15/22	250,000	240,649
		3,940,949
FOOD PRODUCTS — 0.4%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,204,104
Kraft Foods Group, Inc., 5.375%, 2/10/20	784,000	895,441
Mondelez International, Inc., 4.00%, 2/1/24	200,000	203,380
Unilever Capital Corp., 2.20%, 3/6/19	500,000	500,695
		2,803,620
GAS UTILITIES — 0.8%
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	413,509
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	299,019
Enterprise Products Operating LLC, 3.70%, 6/1/15	468,000	483,644
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	250,345
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	893,264
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	712,000	716,011

Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	475,343
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	292,478
Williams Partners LP, 3.80%, 2/15/15	812,000	834,108
Williams Partners LP, 4.125%, 11/15/20	531,000	552,347
Williams Partners LP, 4.30%, 3/4/24	600,000	603,957
		5,814,025
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	350,000	342,125
Medtronic, Inc., 2.75%, 4/1/23	312,000	295,756
		637,881
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	406,000	382,131
Express Scripts Holding Co., 3.125%, 5/15/16	531,000	553,533
Express Scripts Holding Co., 7.25%, 6/15/19	324,000	394,179
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	388,322
		1,718,165
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	687,000	779,333
INSURANCE — 0.8%
Allstate Corp. (The), 4.50%, 6/15/43	350,000	353,337
American International Group, Inc., 4.875%, 6/1/22	780,000	855,672
American International Group, Inc., MTN, 5.85%, 1/16/18	400,000	457,602
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	708,424
Boeing Capital Corp., 2.125%, 8/15/16	743,000	766,750
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	350,000	390,106
ING US, Inc., 2.90%, 2/15/18	499,000	511,873
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	406,764
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	958,050
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	300,991
Prudential Financial, Inc., VRN, 3.13%, 4/1/14	189,000	197,488
XLIT Ltd., 2.30%, 12/15/18	250,000	248,339
		6,155,396
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	119,043
International Business Machines Corp., 1.95%, 7/22/16	818,000	842,242
		961,285
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	1,249,000	1,302,791
MACHINERY — 0.1%
Deere & Co., 2.60%, 6/8/22	262,000	250,985
Deere & Co., 5.375%, 10/16/29	468,000	545,023
		796,008
MEDIA — 1.0%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	889,011
Comcast Corp., 6.50%, 11/15/35	556,000	691,676
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	718,000	737,886
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	300,000	301,493

NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,448,472
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	793,503
Time Warner, Inc., 4.70%, 1/15/21	700,000	766,776
Viacom, Inc., 4.50%, 3/1/21	843,000	906,786
Viacom, Inc., 3.875%, 4/1/24	300,000	299,924
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	467,214
		7,302,741
METALS AND MINING — 0.4%
Barrick North America Finance LLC, 4.40%, 5/30/21	574,000	579,323
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	936,000	948,157
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	87,000	83,353
Newmont Mining Corp., 6.25%, 10/1/39	662,000	643,038
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	468,000	482,843
		2,736,714
MULTI-UTILITIES — 0.6%
CMS Energy Corp., 6.25%, 2/1/20	250,000	293,719
Constellation Energy Group, Inc., 5.15%, 12/1/20	800,000	875,303
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,289,207
Duke Energy Corp., 3.55%, 9/15/21	780,000	798,085
Georgia Power Co., 4.30%, 3/15/42	250,000	242,433
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	253,184
Sempra Energy, 6.50%, 6/1/16	356,000	396,522
Virginia Electric and Power Co., 3.45%, 2/15/24	200,000	200,033
		4,348,486
OIL, GAS AND CONSUMABLE FUELS — 1.3%
Apache Corp., 4.75%, 4/15/43	599,000	604,512
BP Capital Markets plc, 2.50%, 11/6/22	262,000	244,787
BP Capital Markets plc, 2.75%, 5/10/23	375,000	352,458
Chevron Corp., 2.43%, 6/24/20	350,000	348,130
ConocoPhillips Co., 2.40%, 12/15/22	887,000	836,857
EOG Resources, Inc., 2.50%, 2/1/16	1,686,000	1,738,482
Noble Energy, Inc., 4.15%, 12/15/21	874,000	922,437
Occidental Petroleum Corp., 1.75%, 2/15/17	375,000	380,278
Petro-Canada, 6.80%, 5/15/38	250,000	317,549
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	312,298
Shell International Finance BV, 2.375%, 8/21/22	2,510,000	2,368,047
Statoil ASA, 2.45%, 1/17/23	468,000	439,648
Talisman Energy, Inc., 3.75%, 2/1/21	375,000	373,474
Total Capital SA, 2.125%, 8/10/18	350,000	354,005
		9,592,962
PAPER AND FOREST PRODUCTS — 0.1%
International Paper Co., 6.00%, 11/15/41	325,000	373,951

PERSONAL PRODUCTS — 0.1%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	400,000	396,040
PHARMACEUTICALS — 0.6%
AbbVie, Inc., 2.90%, 11/6/22	577,000	556,588

GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	488,101
Merck & Co., Inc., 2.40%, 9/15/22	499,000	467,607
Mylan, Inc., 2.60%, 6/24/18	210,000	211,843
Mylan, Inc., 2.55%, 3/28/19	300,000	297,222
Roche Holdings, Inc., 6.00%, 3/1/19(2)	878,000	1,032,939
Sanofi, 1.20%, 9/30/14	843,000	846,737
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	298,494
		4,199,531
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Boston Properties LP, 3.80%, 2/1/24	210,000	208,671
Essex Portfolio LP, 3.625%, 8/15/22	250,000	244,641
HCP, Inc., 5.375%, 2/1/21	312,000	349,850
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	242,620
Kilroy Realty LP, 3.80%, 1/15/23	331,000	323,302
ProLogis LP, 4.25%, 8/15/23	250,000	254,781
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	468,000	451,832
		2,075,697
ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	301,527
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	258,670
Canadian National Railway Co., 4.50%, 11/7/43	375,000	384,865
CSX Corp., 4.25%, 6/1/21	799,000	850,831
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	285,303
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	101,772
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	250,000	254,296
Union Pacific Corp., 2.75%, 4/15/23	250,000	234,517
		2,671,781
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 2.70%, 12/15/22	868,000	830,295
SOFTWARE — 0.6%
Adobe Systems, Inc., 3.25%, 2/1/15	936,000	956,044
Intuit, Inc., 5.75%, 3/15/17	443,000	497,832
Microsoft Corp., 2.125%, 11/15/22	787,000	730,058
Oracle Corp., 5.75%, 4/15/18	999,000	1,151,428
Oracle Corp., 2.50%, 10/15/22	999,000	941,576
		4,276,938
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	484,247
Staples, Inc., 4.375%, 1/12/23	356,000	346,549
		830,796
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 4.30%, 6/1/21	400,000	418,870
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
NIKE, Inc., 2.25%, 5/1/23	468,000	432,942
TOTAL CORPORATE BONDS (Cost $112,125,728)		113,811,475
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 4.5%
FHLMC, 4.50%, 4/1/41	19,154,020	20,511,383

FNMA, 4.50%, 5/1/39	5,834,356	6,305,293
FNMA, 4.00%, 11/1/41	2,129,333	2,215,562
FNMA, 4.00%, 11/1/41	1,425,142	1,483,069
FNMA, 4.00%, 2/1/42	2,239,178	2,329,829
GNMA, 6.00%, 7/20/17	12,042	12,818
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $32,746,029)		32,857,954
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.8%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/1/14	1,311,000	1,377,490
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/1/14	999,000	1,062,960
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,875,000	2,761,583
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	1,625,000	1,705,633
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/1/14	936,000	951,982
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/1/14	1,506,631	1,510,068
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	718,596	740,215
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	3,705,724	3,811,657
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	3,000,000	3,031,799
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/14(2)	2,877,000	2,804,708
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	1,725,000	1,799,463
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	1,075,000	1,137,708
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 6.00%, 4/11/14	123,099	123,188
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/14	1,249,000	1,310,328
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 4/11/14	1,108,000	1,180,136
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,993,274	2,028,176
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $27,388,730)		27,337,094
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	298,519	314,816
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	523,100	551,026
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	225,316	231,241
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	762,196	800,071
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	242,758	250,415
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	423,158	451,286
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	533,180	563,240
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.63%, 4/1/14	548,740	558,901
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 4/1/14	142,293	145,492

Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/14	448,834	453,943
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 4/1/14(2)	1,902,920	1,934,166
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	667,248	717,235
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	446,463	478,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 4/1/14	1,779,411	1,820,773
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	187,804	194,823
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,423,934)		9,465,520
ASSET-BACKED SECURITIES(3) — 0.5%
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 4/7/14(2)	2,225,000	2,225,845
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	1,413,125	1,413,987
TOTAL ASSET-BACKED SECURITIES (Cost $3,638,125)		3,639,832
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	110,000	145,212
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	95,000	111,886
Texas GO, (Building Bonds), 5.52%, 4/1/39	215,000	258,005
TOTAL MUNICIPAL SECURITIES (Cost $419,856)		515,103
TEMPORARY CASH INVESTMENTS — 4.3%
SSgA U.S. Government Money Market Fund	19,505,315	19,505,315
Union Bank N.A., 0.02%, 4/1/14(4)	12,020,000	12,019,970
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,525,315)		31,525,285
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $717,301,898)		735,475,400
OTHER ASSETS AND LIABILITIES — (1.0)%		(7,152,123)
TOTAL NET ASSETS — 100.0%		$728,323,277

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

AUD	650,000	USD	585,423	Barclays Bank plc	4/10/14	17,056
AUD	600,000	USD	540,478	Deutsche Bank	4/10/14	15,657
AUD	750,000	USD	668,720	Deutsche Bank	4/10/14	26,448
AUD	1,600,000	USD	1,475,456	JPMorgan Chase Bank N.A.	4/10/14	7,568
AUD	750,000	USD	692,663	JPMorgan Chase Bank N.A.	4/10/14	2,505
AUD	600,000	USD	536,346	Westpac Group	4/10/14	19,788
AUD	3,450,000	USD	3,133,987	Westpac Group	4/10/14	63,784
USD	1,668,265	AUD	1,850,000	Barclays Bank plc	4/10/14	(46,482)
USD	3,406,182	AUD	3,900,000	HSBC Holdings plc	4/10/14	(208,690)
USD	1,651,784	AUD	1,900,000	Westpac Group	4/10/14	(109,307)
USD	2,477,571	AUD	2,750,000	Westpac Group	4/10/14	(71,377)
CAD	663,720	USD	600,000	Deutsche Bank	4/10/14	254

CAD	1,381,663	USD	1,250,000	JPMorgan Chase Bank N.A.	4/10/14	(453)
CAD	1,662,555	USD	1,500,000	Westpac Group	4/10/14	3,580
USD	1,300,000	CAD	1,421,160	Deutsche Bank	4/10/14	14,733
USD	8,095,874	CAD	8,882,631	HSBC Holdings plc	4/10/14	62,608
USD	1,850,000	CAD	2,085,968	Westpac Group	4/10/14	(36,505)
CHF	1,478,843	USD	1,650,000	Barclays Bank plc	4/10/14	22,911
CHF	1,584,540	USD	1,800,000	Deutsche Bank	4/10/14	(7,522)
CHF	797,861	USD	885,278	HSBC Holdings plc	4/10/14	17,286
CHF	1,006,262	USD	1,150,000	JPMorgan Chase Bank N.A.	4/10/14	(11,687)
CHF	966,870	USD	1,100,000	Westpac Group	4/10/14	(6,248)
USD	1,250,000	CHF	1,126,350	Barclays Bank plc	4/10/14	(24,160)
USD	600,000	CHF	536,688	Deutsche Bank	4/10/14	(7,117)
USD	1,850,000	CHF	1,657,600	Deutsche Bank	4/10/14	(25,126)
USD	900,000	CHF	797,373	HSBC Holdings plc	4/10/14	(2,012)
USD	883,302	CHF	803,478	UBS AG	4/10/14	(25,616)
CZK	26,370,793	USD	1,341,554	JPMorgan Chase Bank N.A.	4/10/14	(18,081)
USD	1,300,000	CZK	26,456,248	Barclays Bank plc	4/10/14	(27,762)
EUR	1,700,000	USD	2,348,196	Barclays Bank plc	4/10/14	(6,233)
EUR	1,100,000	USD	1,531,167	Barclays Bank plc	4/10/14	(15,779)
EUR	950,000	USD	1,308,806	JPMorgan Chase Bank N.A.	4/10/14	(61)
EUR	1,915,375	USD	2,601,845	UBS AG	4/10/14	36,824
USD	48,152,338	EUR	35,443,190	Barclays Bank plc	4/10/14	(675,106)
USD	1,234,747	EUR	912,707	Barclays Bank plc	4/10/14	(22,622)
USD	884,692	EUR	650,000	Barclays Bank plc	4/10/14	(10,764)
USD	619,050	EUR	450,000	Barclays Bank plc	4/10/14	(881)
USD	614,638	EUR	450,000	Deutsche Bank	4/10/14	(5,293)
USD	2,892,301	EUR	2,144,661	HSBC Holdings plc	4/10/14	(62,239)
USD	1,102,999	EUR	800,000	JPMorgan Chase Bank N.A.	4/10/14	899
USD	3,578,250	EUR	2,600,000	UBS AG	4/10/14	(3,576)
GBP	1,750,000	USD	2,851,223	Barclays Bank plc	4/10/14	66,113
GBP	350,000	USD	574,102	Barclays Bank plc	4/10/14	9,366
GBP	2,269,682	USD	3,742,628	Deutsche Bank	4/10/14	41,042
GBP	400,000	USD	669,364	Deutsche Bank	4/10/14	(2,544)
USD	1,920,408	GBP	1,162,784	Barclays Bank plc	4/10/14	(18,010)
USD	665,552	GBP	400,000	Barclays Bank plc	4/10/14	(1,268)
USD	1,085,996	GBP	650,000	Deutsche Bank	4/10/14	2,414
USD	56,418,548	GBP	34,531,996	HSBC Holdings plc	4/10/14	(1,147,974)
USD	3,835,424	GBP	2,334,950	HSBC Holdings plc	4/10/14	(57,052)
JPY	112,600,313	USD	1,100,000	Barclays Bank plc	4/10/14	(9,023)
JPY	92,138,400	USD	900,000	Barclays Bank plc	4/10/14	(7,277)
JPY	241,225,150	USD	2,350,000	Barclays Bank plc	4/10/14	(12,784)
JPY	106,569,750	USD	1,050,000	Deutsche Bank	4/10/14	(17,452)
JPY	133,084,411	USD	1,287,031	Westpac Group	4/10/14	2,416
USD	1,300,000	JPY	134,144,400	Barclays Bank plc	4/10/14	283
USD	5,657,738	JPY	591,227,382	Westpac Group	4/10/14	(70,628)
KRW	1,941,930,000	USD	1,800,000	Barclays Bank plc	4/10/14	24,556
KRW	1,485,738,250	USD	1,394,536	Westpac Group	4/10/14	1,402

KRW	3,151,190,000	USD	2,950,000	Westpac Group	4/10/14	10,726
KRW	1,114,260,000	USD	1,050,000	Westpac Group	4/10/14	(3,088)
KRW	1,486,100,000	USD	1,400,000	Westpac Group	4/10/14	(3,723)
USD	2,050,000	KRW	2,233,680,000	Westpac Group	4/10/14	(48,672)
USD	1,800,000	KRW	1,921,500,000	Westpac Group	4/10/14	(5,361)
USD	1,750,000	KRW	1,876,875,000	Westpac Group	4/10/14	(13,433)
USD	1,500,000	KRW	1,620,000,000	Westpac Group	4/10/14	(22,084)
NOK	13,498,200	USD	2,250,000	Deutsche Bank	4/10/14	3,587
NOK	8,822,844	USD	1,450,000	Deutsche Bank	4/10/14	23,015
USD	351,923	NOK	2,164,888	Deutsche Bank	4/10/14	(9,515)
USD	550,000	NOK	3,327,830	Deutsche Bank	4/10/14	(5,597)
NZD	1,850,000	USD	1,531,880	Barclays Bank plc	4/10/14	72,585
NZD	950,000	USD	792,082	Deutsche Bank	4/10/14	31,833
NZD	900,000	USD	746,741	Westpac Group	4/10/14	33,810
NZD	2,050,000	USD	1,722,697	Westpac Group	4/10/14	55,223
NZD	1,200,000	USD	1,027,764	Westpac Group	4/10/14	12,970
NZD	1,050,000	USD	896,553	Westpac Group	4/10/14	14,089
NZD	1,150,000	USD	987,706	Westpac Group	4/10/14	9,664
USD	718,590	NZD	847,704	Barclays Bank plc	4/10/14	(16,605)
USD	584,203	NZD	700,000	UBS AG	4/10/14	(22,892)
USD	3,383,016	NZD	4,200,000	Westpac Group	4/10/14	(259,552)
SEK	8,055,625	USD	1,250,000	Deutsche Bank	4/10/14	(5,525)
SEK	12,395,043	USD	1,900,000	Deutsche Bank	4/10/14	14,850
SEK	10,981,089	USD	1,700,000	Deutsche Bank	4/10/14	(3,585)
SEK	9,388,347	USD	1,450,000	Deutsche Bank	4/10/14	360
USD	600,000	SEK	3,865,490	Deutsche Bank	4/10/14	2,839
USD	900,000	SEK	5,808,600	Deutsche Bank	4/10/14	2,657
USD	1,693,199	SEK	10,796,345	Deutsche Bank	4/10/14	25,324
USD	2,100,000	SEK	13,337,912	JPMorgan Chase Bank N.A.	4/10/14	39,490
SGD	2,165,783	USD	1,700,000	Barclays Bank plc	4/10/14	21,752
SGD	2,792,174	USD	2,200,000	Barclays Bank plc	4/10/14	19,720
SGD	2,664,932	USD	2,100,000	HSBC Holdings plc	4/10/14	18,565
SGD	3,057,290	USD	2,429,110	HSBC Holdings plc	4/10/14	1,372
SGD	2,555,922	USD	2,000,000	UBS AG	4/10/14	31,905
USD	1,300,000	SGD	1,662,934	Barclays Bank plc	4/10/14	(21,998)
USD	2,050,000	SGD	2,614,927	Barclays Bank plc	4/10/14	(28,812)
USD	2,300,000	SGD	2,937,146	Barclays Bank plc	4/10/14	(34,970)
USD	2,724,665	SGD	3,468,975	HSBC Holdings plc	4/10/14	(33,098)
USD	2,000,000	SGD	2,545,260	HSBC Holdings plc	4/10/14	(23,429)
TWD	74,222,750	USD	2,450,000	Westpac Group	4/10/14	(12,084)
USD	1,036,011	TWD	31,085,505	Westpac Group	4/10/14	14,978
USD	3,050,000	TWD	91,759,250	Westpac Group	4/10/14	36,081
USD	2,200,000	TWD	67,045,000	Westpac Group	4/10/14	(2,156)
						(2,394,002)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
40	U.S. Treasury 10-Year Notes	June 2014	4,940,000	35,457
170	U.S. Treasury Long Bonds	June 2014	22,647,188	(204,566)
47	U.S. Treasury Ultra Long Bonds	June 2014	6,790,031	(54,558)
			34,377,219	(223,667)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(148,692)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(813,919)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(202,795)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(2,541,567)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(299,749)
Barclays Bank plc	13,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(190,358)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(287,194)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(1,754,382)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(893,797)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(1,677,965)
						(8,810,418)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,244,897.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $18,131,251, which represented 2.5% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	396,519,882	—
Sovereign Governments and Agencies	—	119,803,255	—
Corporate Bonds	—	113,811,475	—
U.S. Government Agency Mortgage-Backed Securities	—	32,857,954	—
Commercial Mortgage-Backed Securities	—	27,337,094	—
Collateralized Mortgage Obligations	—	9,465,520	—
Asset-Backed Securities	—	3,639,832	—
Municipal Securities	—	515,103	—
Temporary Cash Investments	19,505,315	12,019,970	—
	19,505,315	715,970,085	—
Other Financial Instruments
Futures Contracts	35,457	—	—
Forward Foreign Currency Exchange Contracts	—	956,888	—
	35,457	956,888	—
Liabilities
Other Financial Instruments
Futures Contracts	(259,124)	—	—
Swap Agreements	—	(8,810,418)	—
Forward Foreign Currency Exchange Contracts	—	(3,350,890)	—
	(259,124)	(12,161,308)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$717,472,507
Gross tax appreciation of investments	$27,878,415
Gross tax depreciation of investments	(9,875,522)
Net tax appreciation (depreciation) of investments	$18,002,893

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	5/29/2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	5/29/2014